PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	$ 7,636,932
Less accumulated depreciation and amortization	(1,039,297)	$ (2,181,306)
Property, plant and equipment, net	6,597,635	$ 6,161,511
Aggregate capitalized costs	75,804
Depreciation expense	1,046,896
Customer equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	871,049
Headends and related equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	1,482,631
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	3,740,494
Equipment and software
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	735,012
Construction in progress (including materials and supplies)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	84,321
Furniture and fixtures
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	45,576
Transportation equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	135,488
Buildings and building improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	390,337
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	104,309
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, gross	$ 47,715
Minimum | Customer equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	3 years
Minimum | Headends and related equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	4 years
Minimum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	3 years
Minimum | Equipment and software
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	3 years
Minimum | Furniture and fixtures
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	5 years
Minimum | Transportation equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	5 years
Minimum | Buildings and building improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	10 years
Maximum | Customer equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	5 years
Maximum | Headends and related equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	25 years
Maximum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	25 years
Maximum | Equipment and software
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	10 years
Maximum | Furniture and fixtures
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	12 years
Maximum | Transportation equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	10 years
Maximum | Buildings and building improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	40 years